Vista Outdoor Inc. - 10-K Long-Term Debt (Tables) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Debt Instrument [Line Items]
Schedule of long-term debt, including the current portion

	June 30, 2024	March 31, 2024
2022 ABL Revolving Credit Facility	$135,000	$220,000
Total Principal Amount of Credit Agreements	135,000	220,000
4.5% Senior Notes	500,000	500,000
Total Principal Amount of Long-Term Debt	635,000	720,000
Less: unamortized deferred financing costs	(2,622)	(2,762)
Carrying amount of long-term debt	632,378	717,238
Less: current portion	—	—
Carrying amount of long-term debt, excluding current portion	$632,378	$717,238

	March 31,
	2024	2023
2022 ABL Revolving Credit Facility	$220,000	$355,000
2022 Term Loan	—	205,000
Total Principal Amount of Credit Agreements	220,000	560,000
4.5% Senior Notes	500,000	500,000
Total Principal Amount of Long-Term Debt	720,000	1,060,000
Less: unamortized deferred financing costs	(2,762)	(10,342)
Carrying amount of long-term debt	717,238	1,049,658
Less: current portion	—	(65,000)
Carrying amount of long-term debt, excluding current portion	$717,238	$984,658

Schedule of minimum payments on outstanding long-term debt	Scheduled Minimum Payments—The scheduled minimum payments on outstanding long-term debt were as follows as of March 31, 2024:

Fiscal year 2026	$220,000
Fiscal year 2029	500,000
Total	$720,000